Other operating income and expenses - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Other	€ 800	€ 533
Other operating expense	€ 3,436	€ 2,476